UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:  Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick             Birmingham, AL             November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

1. 028-12359            Harbinger Capital Partners Special Situations Fund, LP
  -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:  $209,213
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

----          -------------------               ------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3  COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT PRN  CALL   DISCRETION  MNGRS     SOLE    SHARED   NONE
--------------                 --------------   -----     ------- -------- ---  ----   ----------  -----     ----    ------   ----
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106  1,220   80,000  SH          SOLE        NONE     80,000     0       0
ANHEUSER BUSCH COS INC         COM              035229103 11,354  175,000  SH          SOLE        NONE    175,000     0       0
ANHEUSER BUSCH COS INC         COM              035229103 12,976  200,000  SH   PUT    SOLE        NONE    200,000     0       0
BANK OF AMERICA CORPORATION    COM              060505104  1,925   55,000  SH   PUT    SOLE        NONE     55,000     0       0
BANKS COM INC                  COM              066470105     14   97,500  SH          SOLE        NONE     97,500     0       0
BARR PHARMACEUTICALS INC       COM              068306109  2,286   35,000  SH          SOLE        NONE     35,000     0       0
BRINKS CO                      COM              109696104  3,966   65,000  SH          SOLE        NONE     65,000     0       0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103  1,693  110,000  SH          SOLE        NONE    110,000     0       0
BRONCO DRILLING CO INC         COM              112211107    307   30,000  SH   CALL   SOLE        NONE     30,000     0       0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109  4,179  166,100  SH   CALL   SOLE        NONE    166,100     0       0
CBS CORP NEW                   CL B             124857202    510   35,000  SH          SOLE        NONE     35,000     0       0
CITIGROUP INC                  COM              172967101  5,128  250,000  SH          SOLE        NONE    250,000     0       0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209  3,830  200,000  SH   PUT    SOLE        NONE    200,000     0       0
DIEBOLD INC                    COM              253651103    662   20,000  SH          SOLE        NONE     20,000     0       0
DIEBOLD INC                    COM              253651103    338   10,200  SH   CALL   SOLE        NONE     10,200     0       0
DONNELLEY R R & SONS CO        COM              257867101  1,472   60,000  SH          SOLE        NONE     60,000     0       0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109  1,589   60,000  SH          SOLE        NONE     60,000     0       0
DRS TECHNOLOGIES INC           COM              23330X100  1,535   20,000  SH          SOLE        NONE     20,000     0       0
EARTHLINK INC                  COM              270321102  1,275  150,000  SH          SOLE        NONE    150,000     0       0
ECHOSTAR CORP                  CL A             278768106  2,049   85,000  SH          SOLE        NONE     85,000     0       0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102  1,891   70,000  SH          SOLE        NONE     70,000     0       0
ENERGY EAST CORP               COM              29266M109    396   13,900  SH   PUT    SOLE        NONE     13,900     0       0
ENERGY EAST CORP               COM              29266M109    365   12,800  SH   CALL   SOLE        NONE     12,800     0       0
FORDING CDN COAL TR            TR UNIT          345425102  1,660   20,000  SH          SOLE        NONE     20,000     0       0
FORTUNE INDUSTRIES INC         COM NEW          34963X200      9   10,420  SH          SOLE        NONE     10,420     0       0
GENENTECH INC                  COM NEW          368710406  7,981   90,000  SH          SOLE        NONE     90,000     0       0
GENENTECH INC                  COM NEW          368710406  4,434   50,000  SH   PUT    SOLE        NONE     50,000     0       0
GENENTECH INC                  COM NEW          368710406  4,434   50,000  SH   CALL   SOLE        NONE     50,000     0       0
GENTEK INC                     COM NEW          37245X203  1,351   52,562  SH          SOLE        NONE     52,562     0       0
GLOBAL INDS LTD                COM              379336100  2,915  420,000  SH          SOLE        NONE    420,000     0       0
GRACE W R & CO DEL NEW         COM              38388F108    151   10,000  SH          SOLE        NONE     10,000     0       0
GREY WOLF INC                  COM              397888108  1,038  133,417  SH          SOLE        NONE    133,417     0       0
HORACE MANN EDUCATORS CORP N   COM              440327104  1,866  145,000  SH          SOLE        NONE    145,000     0       0
HUBBELL INC                    CL B             443510201  1,994   56,890  SH          SOLE        NONE     56,890     0       0
HUNTSMAN CORP                  COM              447011107    630   50,000  SH   CALL   SOLE        NONE     50,000     0       0
IKON OFFICE SOLUTIONS INC      COM              451713101  4,253  250,000  SH          SOLE        NONE    250,000     0       0
IMCLONE SYS INC                COM              45245W109 10,958  175,500  SH          SOLE        NONE    175,500     0       0
IMCLONE SYS INC                COM              45245W109 10,801  173,100  SH   PUT    SOLE        NONE    173,100     0       0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104    295   23,300  SH          SOLE        NONE     23,300     0       0
JPMORGAN & CHASE & CO          COM              46625H100  2,335   50,000  SH          SOLE        NONE     50,000     0       0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302  2,903  217,000  SH          SOLE        NONE    217,000     0       0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104  2,195  170,000  SH          SOLE        NONE    170,000     0       0
LIMCO PIEDMONT INC             COM              53261T109    242   55,700  SH          SOLE        NONE     55,700     0       0
LOUISIANA PAC CORP             COM              546347105  1,223  131,500  SH          SOLE        NONE    131,500     0       0
MERCURY COMPUTER SYS           COM              589378108  1,121  126,000  SH          SOLE        NONE    126,000     0       0
MERRILL LYNCH & CO INC         COM              590188108  1,594   63,000  SH          SOLE        NONE     63,000     0       0
MERRILL LYNCH & CO INC         COM              590188108  2,530  100,000  SH   PUT    SOLE        NONE    100,000     0       0
MGM MIRAGE                     COM              552953101    285   10,000  SH          SOLE        NONE     10,000     0       0
MGM MIRAGE                     COM              552953101  2,850  100,000  SH   CALL   SOLE        NONE    100,000     0       0
MICROSOFT CORP                 COM              594918104    801   30,000  SH          SOLE        NONE     30,000     0       0
MUELLER WTR PRODS INC          COM SER B        624758207    781  120,100  SH          SOLE        NONE    120,100     0       0
NABORS INDUSTRIES LTD          SHS              G6359F103  2,866  115,000  SH          SOLE        NONE    115,000     0       0
PFIZER STK                     COM              717081103  3,227  175,000  SH          SOLE        NONE    175,000     0       0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408 26,370  600,000  SH   PUT    SOLE        NONE    600,000     0       0
PICO HLDGS INC                 COM NEW          693366205  2,578   71,800  SH          SOLE        NONE     71,800     0       0
POTLATCH CORP NEW              COM              737630103  1,531   33,000  SH          SOLE        NONE     33,000     0       0
RADIOSHACK CORP                COM              750438103  1,555   90,000  SH          SOLE        NONE     90,000     0       0
REGIONS FINANCIAL CORP NEW     COM              7591EP100  1,884  196,200  SH          SOLE        NONE    196,200     0       0
REGIONS FINANCIAL CORP NEW     COM              7591EP100  1,884  196,200  SH   PUT    SOLE        NONE    196,200     0       0
RIVIERA HLDGS CORP             COM              769627100    537   73,000  SH          SOLE        NONE     73,000     0       0
ROHM & HAAS CO                 COM              775371107  2,800   40,000  SH          SOLE        NONE     40,000     0       0
ROHM & HAAS CO                 COM              775371107    595    8,500  SH   PUT    SOLE        NONE      8,500     0       0
SAFETY INS GROUP INC           COM              78648T100  2,378   62,700  SH          SOLE        NONE     62,700     0       0
SEAGATE TECHNOLOGY             COM              G7945J104  1,818  150,000  SH          SOLE        NONE    150,000     0       0
SPDR TR                        UNIT SER 1       78462F103  2,320   20,000  SH          SOLE        NONE     20,000     0       0
SPDR TR                        UNIT SER 1       78462F103    464    4,000  SH   PUT    SOLE        NONE      4,000     0       0
UST INC                        COM              902911106  1,664   25,000  SH          SOLE        NONE     25,000     0       0
U S G CORP                     COM NEW          903293405  2,560  100,000  SH   CALL   SOLE        NONE    100,000     0       0
WACHOVIA CORP NEW              COM              929903102    420  120,000  SH          SOLE        NONE    120,000     0       0
WACHOVIA CORP NEW              COM              929903102    420  120,000  SH   PUT    SOLE        NONE    120,000     0       0
WALTER INDS INC                COM              93317Q105  1,898   40,000  SH          SOLE        NONE     40,000     0       0
WALTER INDS INC                COM              93317Q105    237    5,000  SH   CALL   SOLE        NONE      5,000     0       0
WELLCARE HEALTH PLANS INC      COM              94946T106  1,746   48,500  SH          SOLE        NONE     48,500     0       0
WELLCARE HEALTH PLANS INC      COM              94946T106  1,800   50,000  SH   CALL   SOLE        NONE     50,000     0       0
WEYERHAEUSER CO                COM              962166104  2,423   40,000  SH          SOLE        NONE     40,000     0       0
YAHOO INC                      COM              984332106  5,190  300,000  SH          SOLE        NONE     30,000     0       0
YAHOO INC                      COM              984332106  3,460  200,000  SH   PUT    SOLE        NONE    200,000     0       0




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